IMS Family of Funds
Building Wealth Wisely®

IMS Capital Value Fund - IMSCX
PROSPECTUS October 28, 2011	IMS Strategic Income Fund - IMSIX
IMS Dividend Growth Fund - IMSAX

www.imsfunds.com Registered Investment Advisor since 1988

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

IMS Family of Funds
Prospectus – October 28, 2011

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, Oregon 97086
1-(800)-408-8014

TABLE OF CONTENTS

SUMMARY SECTION – IMS CAPITAL VALUE FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	2
Performance	3
Portfolio Management	5
SUMMARY SECTION – IMS STRATEGIC INCOME FUND	6
Investment Objective	6
Fees and Expenses of the Fund	6
Principal Investment Strategies	7
Principal Risks	8
Performance	11
Portfolio Management	12
SUMMARY SECTION – IMS DIVIDEND GROWTH FUND	13
Investment Objective	13
Fees and Expenses of the Fund	13
Principal Investment Strategies	14
Principal Risks	14
Performance	16
Portfolio Management	17
ADDITIONAL SUMMARY INFORMATION	18
Purchase and Sale of Fund Shares	18
Tax Information	18
Payments to Broker-Dealers and Other Financial Intermediaries	18
ADDITIONAL INFORMATION ABOUT THE IMS CAPITAL VALUE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	19
Principal Investment Strategies of the Value Fund	19
Principal Risks of Investing in the Value Fund	20
ADDITIONAL INFORMATION ABOUT THE IMS STRATEGIC INCOME FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	22
Principal Investment Strategies of the Income Fund	22
Principal Risks of Investing in the Income Fund	23
ADDITIONAL INFORMATION ABOUT THE IMS DIVIDEND GROWTH FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	29
Principal Investment Strategies of the Dividend Growth Fund	29
Principal Risks of Investing in the Dividend Growth Fund	30
ACCOUNT INFORMATION	32
How to Buy Shares	32
How to Exchange Shares	35
How to Redeem Shares	35
Determination of Net Asset Value	39
Dividends, Distributions and Taxes	39
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS	42
OTHER INVESTMENT INFORMATION	43
FINANCIAL HIGHLIGHTS	47
FOR MORE INFORMATION	Back Cover

This Prospectus is designed to provide you with important information about investing in the IMS Family of Funds. The Funds are presented separately with descriptions of their investment objectives, their principal strategies and risks, a profile of who should invest, historical performance, expenses and financial highlights. Please be sure to consider this information carefully before investing in the Funds.

This Prospectus is designed to provide you with important information about investing in the IMS Family of Funds. The Funds are presented separately with descriptions of their investment objectives, their principal strategies and risks, a profile of who should invest, historical performance, expenses and financial highlights. Please be sure to consider this information carefully before investing in the Funds.

SUMMARY SECTION – IMS CAPITAL VALUE FUND

Investment Objective

The investment objective of the IMS Capital Value Fund (the “Value Fund” or the “Fund”) is long-term growth from capital appreciation and, secondarily, income from dividends and interest.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.21%
Distribution (12b-1) Fees	NONE
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.86%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year                        3 years                     5 years                           10 years
$189                        $585                           $1,006                           $2,180

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance.  During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 126.11% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of mid-cap U.S. companies. The Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Fund typically invests in “mid-cap” securities which the advisor defines as those with a market capitalization of at least $2 billion to $11 billion. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and industries that, in the past, have declined less than others during general market declines. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Fund intends to be invested primarily in mid-cap stocks as described above, the Fund may also invest in common stocks of any capitalization.  The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”), and open-end and closed-end mutual funds) that invest in the securities described above.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

The Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum as described above.  The Fund also could sell a portfolio company earlier if the adviser believes that the company’s stock price may not reach the advisor’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation.  The Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks and seeking to earn interest on cash balances invested in money market funds.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•	Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

•
Mid-Cap Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•
Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•
Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop.  Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely.  Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Performance

The bar chart below shows how the Value Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 24.34%% during the quarter ended June 30, 2003 and the lowest return for a quarter was -23.20% during the quarter ended December 31, 2008.  The Fund’s year to date return as of June 30, 2011 was 7.88%.

Average Annual Total Returns for the periods ended December 31, 2010

	One Year	Five Years	Ten Years
IMS Capital Value Fund
Return Before Taxes	16.88%	1.19%	8.10%
Return After Taxes on Distributions	16.88%	0.52%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares	11.00%	0.90%	6.82%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.65%	5.73%	7.15%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.09%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

 Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in 1996.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” on page 18.

SUMMARY SECTION – IMS STRATEGIC INCOME FUND

Investment Objective

The investment objective of the IMS Strategic Income Fund (the “Income Fund” or the “Fund”) is current income, and a secondary objective of capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.26%
Distribution (12b-1) Fees	NONE
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.98%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year             3 years           5 years              10 years
$201              $621               $1,068               $2,306

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance.  During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 400.03% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The advisor allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the advisor may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes, a type of structured note.  Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity.  The Fund may continue to hold a security that later becomes illiquid.  At times, the Fund’s position in illiquid securities will comprise a significant portion of the portfolio.  Illiquid securities are subject to a number of risks which are discussed below.  If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Fund’s advisor, the security will be valued at a fair value determined in good faith by the advisor.  There is no assurance that the Fund will receive fair valuation upon the sale of a security.  The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

The Fund’s advisor seeks to invest in debt securities it expects will have a high yield to maturity or dividend yield relative to potential price volatility, such as a securities of an issuer which the adviser believes have a stable or improving financial condition with a higher than average yield for its asset class, or securities that the adviser expects will continue to pay dividends and increase in price.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade (commonly known as “junk bonds”).   Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds.  This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35%, in foreign high yield bonds, without owning any foreign investment grade bonds.  These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation.  In this event, the Fund would not be required to sell portfolio securities.  The Fund considers high yield bonds  to be debt securities rated lower than BBB- by Standard & Poor’s Corporation or Baa3 by Moody’s Investor Services, Inc. or, if unrated, determined by the Advisor to be of comparable quality, each as determined as of the time of purchase.   These bonds are subject to a number of risks which can be significant.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

The Fund typically will sell a portfolio security if any of the following occur: (1) the security price exceeds the advisor’s target sell price; (2) market conditions or the issuer’s financial condition threaten the security’s price or coupon/dividend payment; or (3) the Fund’s adviser identifies a security it deems more attractive or better suited to achieving the Fund’s investment objective.

Because the Fund is non-diversified, the Fund may take larger positions in a smaller number of companies than a diversified fund. Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations.  This risk is greater for securities that are rated below investment grade or that are unrated.

•
High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as junk bonds). The issuers of such bonds have a lower ability to make principal and interest payments. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Fund could also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities.  These risks are described below under “Foreign Securities Risk.”

Liquidity Risk. Illiquid securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price.

•
Dividend Strategy Risk.  There can be no assurances that the advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe.  If the advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. The strategy also will expose the Fund to increased trading costs and potential for short-term capital losses or gains.

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.  Investments such as junk bonds, reverse convertible notes and emerging market securities typically are more volatile than common stock or similar investments.  The Fund may be subject to increased volatility as a result of these investments.

•
Dividend Tax Risk.  There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorproate Fund shareholders.  Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.  This favorable treatment, in the case of qualified dividends, is currently scheduled to expire for tax years beginning after December 31, 2012.

•
Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

•
Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in emerging or developing countries.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•
Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact of the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

•	Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

•
Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.  Changes in economic conditions or other circumstances that have a negative impact on the issuer are more likely to lead to a weakened capacity to pay the preferred stock obligations than is the case with higher grade securities. Preferred stock issuers, under certain conditions, may skip or defer dividend payments for long periods of time.  As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

•
REIT Risk.  To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•
Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop.  Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely.  Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

•
Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Performance

The bar chart below shows how the Income Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund is not necessarily an indication of how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was -25.03% during the quarter ended December 31, 2008.  The Fund’s year to date return as of June 30, 2011 was 5.50%.

Average Annual Total Returns for the periods ended December 31, 2010

	One Year	Five Years	Since Inception (11/5/02)
IMS Strategic Income Fund
Return Before Taxes	13.08%	1.18%	4.10%
Return After Taxes on Distributions	9.69%	(2.02%)	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	(0.82%)	1.82%
Barclay’s Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.18%
Lipper Income Fund Category (reflects no deduction for fees, expenses, or taxes)	15.04%	3.08%	7.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.09%	2.29%	6.06%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

 Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in 2002.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” on page 18.

SUMMARY SECTION – IMS DIVIDEND GROWTH FUND

Investment Objective

The investment objective of the IMS Dividend Growth Fund (the “Growth Fund” or the “Fund”) is long-term growth from capital appreciation and dividends.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.26%
Distribution (12b-1) Fees	NONE
Other Expenses	1.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	2.66%
Fee Waiver/Expense Reimbursement1	(0.71%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.95%

1Effective September 1, 2011, the Fund’s advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2012, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2012 except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year        3 years          5 years      10 years
$198          $759            $1,347       $2,941

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance.  During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 161.85% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS Capital Management, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index.  The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”).  The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the advisor’s assessment of the relative opportunities and risks related with each category.

In selecting the Fund’s investments, the advisor employs a combination of fundamental, technical and macro market research to identify companies that the advisor believes have the ability to maintain or increase their dividend payments, because of their low debt, high return on equity and significant cash flow production.  Individual securities are selected based on the advisor’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange.  The Fund may also invest up to 35% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Small- and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•
REIT Risk.  To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•
Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in emerging or developing countries.

•	Portfolio Turnover Risk. The Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

•
Fixed Income Securities Risk.  The value of the Fund may fluctuate based upon changes in interest rates and market conditions.  As interest rates rise, the value of most income- producing instruments decreases to adjust to price the market yields.  Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.

•
Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop.  Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely.  Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Performance

The bar chart below shows how the Growth Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund is not necessarily an indication of how it will perform in the future.
During the period shown in the bar chart, the highest return for a quarter was 16.43% during the quarter ended June 30, 2003 and the lowest return for a quarter was -19.91% during the quarter ended December 31, 2008.  The Fund’s year to date return as of June 30, 2011 was 3.42%.

Average Annual Total Returns for the periods ended 12/31/10

	One Year	Five Years	Since Inception (11/5/02)
IMS Dividend Growth Fund
Return Before Taxes	13.44%	0.26%	3.58%
Return After Taxes on Distributions	12.85%	(0.80%)	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	8.72%	(0.12%)	2.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.09%	2.29%	6.06%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

 Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in 2002.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” on page 18.

ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares

Minimum Initial Investment                                                         To Place Buy or Sell Orders
$5,000 for regular accounts                                                           By Mail:  IMS Funds
$2,000 for Coverdell Savings Accounts                                       c/o:  Huntington Asset Services, Inc.
and UGMAs                                                                                     P.O. Box 6110
Indianapolis, IN  46206
Minimum Additional Investment
$100 for all account types                                                             By Phone:  (800) 934-5550

You may sell or redeem shares through your dealer or financial advisor.  Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE IMS CAPITAL VALUE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

 Principal Investment Strategies of the Value Fund

The Fund invests primarily in common stocks of mid-cap U.S. companies. The Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management. The advisor selects stocks based on value characteristics; however, the Fund will not invest in an undervalued stock until it also exhibits positive momentum characteristics.

The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. Companies selected generally will have a total market capitalization at the time of purchase from $2 billion up to $11 billion, which the advisor considers to be “mid-cap” companies. The Fund may continue to hold a security even after it falls below, or exceeds, these capitalization levels. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully. The advisor believes mid-cap companies have the potential to deliver the best characteristics of both small and large companies — the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and historically defensive industries. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

The advisor employs a patient approach to the stock selection process, believing that most traditional value managers tend to purchase companies too early. The advisor believes that after a stock experiences a significant decline, it will tend to underperform the market during what the advisor terms its “seasoning” period, usually at least 18 months. Once an undervalued company has been researched, deemed attractive, and has seasoned, the advisor further delays the purchase until the company develops several positive momentum characteristics as described above.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Although the Fund intends to be invested primarily in mid-cap stocks as described above, the Fund may also invest in common stock of any capitalization.  The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.  The Fund typically will sell a security if both of the following occur: (1) the company exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum. A variety of conditions could result in the sale of a company before it has reached the advisor’s target sell price. Some examples include a major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

 Principal Risks of Investing in the Value Fund

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Mid-Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•
Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•
Investment Company Securities Risk.  When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value; an active market may not develop, it may employ a strategy that utilizes high leverage ratios; and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks.  The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely.   Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

•
Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

 Is the Fund right for you?

The Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a value investment strategy.
•	Long-term investors seeking growth from capital appreciation, dividends and interest.
•	Investors willing to accept price fluctuations in their investment.
•	Investors who can tolerate the risks associated with common stocks.

ADDITIONAL INFORMATION ABOUT THE IMS STRATEGIC INCOME FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Income Fund

           The Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The advisor allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the advisor may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes.  Reverse convertible notes are short-term notes that are linked to individual equity securities or indexes, and typically make a single coupon payment at maturity.  The holder of the reverse convertible notes generally has the right to receive at maturity either a fixed cash payment or a fixed number of shares of common stock, depending on the price history of the underlying common stock.  Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

In order to maximize the level of dividend income that the Fund receives from common stocks, the advisor may buy stocks based on their scheduled dividend payment date, often purchasing a common stock close to the expected dividend announcement. Following payment of a dividend, the period of time after which the stock is sold will vary depending upon the advisor’s perception of the stock’s capital appreciation potential.  The advisor believes that receiving dividends from a number of issuers during a short time period could augment the Fund’s total dividend income.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”).  The Fund may continue to hold a security that later becomes illiquid.  At times, the Fund’s position in illiquid securities will comprise a significant portion of the portfolio.  Illiquid securities are subject to a number of risks which are discussed below.  The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign fixed income and equity securities, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade (commonly known as “junk bonds”).   Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds.  This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35%, in foreign high yield bonds, without owning any foreign investment grade bonds.  These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation.  In this event, the Fund would not be required to sell portfolio securities.  The Fund considers high yield bonds  to be debt securities rated lower than BBB- by Standard & Poor’s Corporation or Baa3 by Moody’s Investor Services, Inc. or, if unrated, determined by the Advisor to be of comparable quality, each as determined as of the time of purchase.   These bonds are subject to a number of risks which can be significant.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Because the Fund is non-diversified, the Fund may take larger positions in a smaller number of companies than a diversified fund. For this reason, and due to the nature of some of its investments, the Fund may be more volatile than other income funds, the effects of which are described below under “Market Risk,” “Liquidity Risk” and “Non-Diversification Risk”.  Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Income Fund

•
Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. The Fund is subject to credit risk, which is the possibility that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

•
High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as junk bonds) than funds that do not invest in such securities. Such bonds are rated below BBB-/Baa3 because of the issuer’s lower ability to make principal and interest payments and, as a result, are considered predominately speculative. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, there may be potential for partial recovery of the value of the bonds, but the Fund could also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities.  These risks are described below under “Foreign Securities Risk.”

•
Liquidity Risk.  Illiquid securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require the advisor’s judgment in the valuation process. The advisor’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire fair value assigned to the security upon a sale.

•
Dividend Strategy Risk.  The Fund’s dividend capture strategy enables the advisor to identify and exploit opportunities that may lead to high current dividend income for the Fund.  There can be no assurances that the advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe.  If the advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends.  Any change in the favorable provisions of the federal tax laws may limit the ability of the Fund to take advantage of further income enhancing strategies utilizing dividend paying securities.  The use of dividend capture strategies also will expose the Fund to increased trading costs and potential for short-term capital losses or gains, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.  Investments such as junk bonds, reverse convertible notes and emerging market securities typically are more volatile than common stock or similar investments.  The Fund may be subject to increased volatility as a result of these investments.

•
Dividend Tax Risk.  There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible either for the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorporate Fund shareholders.  To receive dividends-received or qualifying dividend income tax treatment, the Fund must meet holding period and other requirements with respect to the security, and Fund shareholders must meet holding period and other requirements with respect to their Fund’s shares.  Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.  The favorable federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time and , in the case of qualified dividend taxed at capital rain rates, is currently scheduled to expire for tax years beginning after December 31, 2012.

•
Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. To the extent the Fund invests in income trusts that invest in real estate, it may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and or property taxes. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

•
Foreign Securities Risk. When the Fund invests in foreign securities (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations are of considerable significance.  When the Fund invests in securities of issuers located in foreign emerging markets, it will be subject to additional risks that may be different from, or greater than, risks of investing in securities of issuers based in foreign, developed countries. These risks include illiquidity, significant price volatility, restrictions on foreign investment or repatriation, possible nationalization of investment income and capital, currency declines, and inflation (including rapid fluctuations in inflation rates).

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•
Non-Diversification Risk. An investment in a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund’s portfolio may at times, focus on a limited number of companies. The Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because the poor performance of an individual security in the Fund’s portfolio will have a greater negative impact of the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

•
Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other income funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•
Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.  Changes in economic conditions or other circumstances that have a negative impact on the issuer are more likely to lead to a weakened capacity to pay the preferred stock obligations than is the case with higher grade securities. Preferred stock may be subject to a number of other risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time.  If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income.  In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods.  As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

•
REIT Risk.  To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•
Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value; an active market may not develop, it may employ a strategy that utilizes high leverage ratios; and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks.  The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely.   Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

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Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Is the Fund right for you?

The Fund may be a suitable investment for:

•	Investors seeking a fund with current income.
•	Investors seeking a fund with the flexibility to invest in both stocks and bonds for income.
•	Investors seeking a fund offering the option of monthly dividends paid in cash.
•	Investors willing to accept the price and return fluctuations associated with a non diversified fund.

ADDITIONAL INFORMATION ABOUT THE IMS DIVIDEND GROWTH FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Dividend Growth Fund

The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS Capital Management, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S & P 500 Index.  The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”).  The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the advisor’s assessment of the relative opportunities and risks related with each category.

In selecting the Fund’s investments, the advisor employs a combination of fundamental, technical and macro market research to identify companies that the advisor’s believes have the ability to maintain or increase their dividend payments, because of their low debt, high return on equity and significant cash flow production.  Individual securities are selected based on the advisor’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes.  This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange.  The Fund may also invest up to 35% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.  The Fund does not intend to purchase illiquid securities; however, the Fund may continue to hold  securities that later become illiquid.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.  The Fund will incur duplicate management and other fees when investing in other mutual funds.  By maintaining cash balances, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.   The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Dividend Growth Fund

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Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

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Small- and Mid-Cap Risk. Stocks of small- and mid-cap companies are more risky than stocks of larger capitalization companies. Small- and mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Small- and mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

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REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

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Foreign Securities Risk. When the Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. When the Fund invests in securities of issuers located in foreign emerging markets, it will be subject to additional risks that may be different from, or greater than, risks of investing in securities of issuers based in foreign, developed countries. These risks include illiquidity, significant price volatility, restrictions on foreign investment or repatriation, possible nationalization of investment income and capital, currency declines, and inflation (including rapid fluctuations in inflation rates).

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Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

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Liquidity Risk.  Illiquid securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price.  If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities.  In addition, illiquid securities may be more difficult to value, and usually require the advisor’s judgment in the valuation process.  The advisor’s judgement as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire value upon a sale.

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Fixed Income Securities Risk.  The value of the Fund may fluctuate based upon changes in interest rates and market conditions.  As interest rates rise, the value of most income- producing instruments decreases to adjust to price the market yields.  Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.

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Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value; an active market may not develop, it may employ a strategy that utilizes high leverage ratios; and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks.  The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely.   Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk.  Borrowing magnifies the potential for gain or loss by the Fund and, therefore increases the possibility of fluctuation in the Fund’s net asset value.  This is the speculative factor known as leverage.  Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.  Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

Is the Fund right for you?

The Fund may be a suitable investment for:

•	Investors seeking a combination of capital appreciation and dividend income.
•	Investors who can tolerate the risks associated with common stocks.
•	Long-term investors willing to accept price fluctuations in their investment.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Funds are available exclusively to U.S. citizens.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, a Fund may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day on which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

 Initial Purchase

The minimum initial investment in each Fund is $5,000 ($2,000 for Coverdell Savings Accounts and UGMAs). The advisor may waive these minimums at its discretion, including for accounts participating in an automatic investment program. Each Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you choose to purchase or redeem shares directly from the Funds, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary. If you are a trust, you must also complete and return a Trust Certification form, which is available by calling Shareholder Services at (800) 934-5550, or from the advisor’s website at www.imsfunds.com.

By Mail

You may make your initial investment by following these steps:

o	Complete and sign the investment application form;
o	Draft a personal check with name pre-printed (subject to the minimum amounts) made payable to the applicable IMS Fund; and
o	Mail the application and check to:

U.S. Mail: IMS FUNDS c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Overnight: IMS FUNDS c/o Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire

You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, please call Shareholder Services at (800) 934-5550 to obtain instructions on how to set up your account.

To complete your initial purchase by wire, you must provide a signed application to the Funds’ transfer agent, Huntington Asset Services, Inc., at the address shown above. Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. The purchase price per share will be the net asset value next determined after the wire purchase is received by the applicable Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

 Additional Investments

Minimum subsequent investments are $100, which may be waived at the advisor’s discretion. You may purchase additional shares of the Funds (subject to minimum investment requirements) at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

- your name - your account number(s)	- the name on your account(s) - a check made payable to the applicable Fund

Checks should be sent to the IMS Funds at the address listed under the heading “Initial Purchase – By Mail.” Please designate the Fund(s) in which you are investing. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase -- By Wire” in this prospectus.

 Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate form with the proper signature guarantee, including a voided personal check and mailing to Huntington Asset Services, the Funds’ transfer agent. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

 Tax-Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including individual retirement plans (“IRAs”), simplified employee pensions (SEPs), 401(k) plans, qualified corporate pension and profit-sharing plans (for employees), tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations) and other qualified retirement plans. You should contact Shareholder Services at (800) 934-5550 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. As a benefit to shareholders, the advisor currently voluntarily pays, and expects to pay, all custodian fees for IRAs invested in the IMS Funds. However, the advisor is not obligated to pay such fees and, as a result, there is no guarantee that it will continue to do so in the future.

 Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept purchase and sell orders on its behalf. Each Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

How to Exchange Shares

You may exchange your shares of one IMS Fund for shares of another IMS Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How to Redeem Shares

You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - you may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

U.S. Mail: IMS FUNDS c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Overnight: IMS FUNDS c/o Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208
Your request for a redemption must include your letter of instruction, including the Fund’s name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in proper form are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Funds may also require that signatures be guaranteed for redemptions of $100,000 or more. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.  Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 934-5550 if you have questions. At the discretion of the Funds or the Funds’ transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to ensure proper authorization.

By Telephone - you may redeem any part of your account (up to $100,000) in the Funds by calling Shareholder Services at (800) 934-5550. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information

If you are not certain of the requirements for a redemption, please call Shareholder Services at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Funds may suspend redemptions or postpone payment dates.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent by check by a Fund and not cashed within 180 days will be reinvested in the same Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board of Trustees determines it necessary to liquidate a Fund.  In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.

The Funds’ Policy on Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all shareholders of the Funds. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 0.50% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee explained in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds’ advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Funds attempt to deter market timing, there is no assurance that each Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders.   Despite a Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a Financial Intermediary.  Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Consequently, the Funds may not have knowledge of the identity of investors and their transactions.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Funds are required to have an agreement with many of their Financial Intermediaries obligating the Intermediaries to provide, upon a Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place.  Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Determination of Net Asset Value

The price you pay for your shares is based on the applicable Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

Securities held by each Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost.  Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded.  Lacking a closing price, a security is valued at its last bid price except when, in the advisor’s opinion, the last bid price does not accurately reflect the current value of the security.  If market quotations are not readily available or are deemed unreliable, the security will be valued at a fair value determined in good faith by the advisor, in accordance with policies and procedures adopted by the Board of Trustees.  Fair valuation also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.  The Funds may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares and, as a result, the net asset value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares.

Dividends, Distributions and Taxes

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request.  The Strategic Income Fund will distribute its net investment income and certain short-term capital gains monthly, and expects that its distributions will consist primarily of net investment income. The Capital Value Fund expects that its distributions will consist primarily of capital gains; the Fund expects to declare and pay distributions at least annually. The Dividend Growth Fund expects that its distributions will consist primarily of both net investment income and capital gains; the Fund expects to make net investment income distributions quarterly and capital gains distributions annually.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Funds will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to its shareholders once a year, and may make additional distributions as it deems desirable at any other time during a particular year.  Capital gains are generated when the Fund sells its capital assets for a profit.  Capital gains are taxed differently depending on how long the Fund has held the capital asset sold.  Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares.  If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the applicable Fund automatically will be invested in additional shares of the applicable Fund.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  The Funds will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the same Fund at the current day’s NAV.  When reinvested, those amounts are subject to the risk of loss like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders.  These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers.
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers.*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers.*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.
*For gains realized before December 31, 2012.

Effective through December 31, 2012, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from a Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met.  However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by a Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.  If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service ("IRS") 28% of your distributions and sales proceeds.  If you are subject to back-up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law).  Any tax withheld may be applied against the tax liability on your federal income tax return.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Effective January 1, 2012, each Fund has chosen Average Cost as its default tax lot identification method for all shareholders. This tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and capital gain distributions) on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s default tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s default lot identification method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances

ADDITIONAL INFORMATION ABOUT
MANAGEMENT OF THE FUNDS

IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97086, serves as investment advisor to the Funds. IMS Capital Management, Inc. is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. The advisor currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.

For the fiscal year ended June 30, 2011, the Capital Value Fund paid the advisor a management fee equal to 1.21% of the Fund’s average daily net assets, and the Strategic Income Fund and the Dividend Growth Fund each paid the advisor a management fee equal to 1.26% of the Fund’s average daily net assets.

The Dividend Growth Fund’s advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2012, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2012 except by the Board of Trustees.

If you invest in an IMS Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus.  Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the IMS Funds’ behalf.  This fee may be based on the number of accounts or may be a percentage, currently up to 0.50% annually, of the average value of IMS Funds’ shareholder accounts for which the financial intermediary provides services.  The IMS Funds may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the IMS Funds’ transfer agent or other service providers if the shares were purchased directly from the IMS Funds.  To the extent that these fees are not paid entirely by the IMS Funds, the advisor to the IMS Funds may pay a fee to financial intermediaries for such services.

To the extent that the advisor, not the IMS Funds, pays a fee to a financial intermediary for distribution or shareholder services, the advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the IMS Funds and the nature of the services provided by the financial intermediary.  Although neither the IMS Funds nor the advisor pays for the IMS Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the IMS Funds may be included.  Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling IMS Funds’ shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

The Funds’ annual report for the fiscal year ended June 30, 2011 contains information about the factors that the Board of Trustees considered in approving each Fund’s management agreement.

Portfolio Manager:

Carl W. Marker. Mr. Marker has been primarily responsible for management of each Fund (including its predecessor) since inception.  Mr. Marker currently serves as Chairman and Chief Investment Officer, and has served as primary portfolio manager of the advisor since 1988.

The Funds’ Statement of Additional Information provides additional information about the Funds’ portfolio manager, including his compensation, other accounts that he manages and his ownership of shares of the Funds.

OTHER INVESTMENT INFORMATION

General

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, securities of money market funds, ETFs and other investment companies that do not conform to a Fund’s investment objectives, or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

The investment objective and strategies of each Fund may be changed without shareholder approval; except that each of the Dividend Growth Fund and Strategic Income Fund may not change its policy to invest at least 80% of its assets in conformity with its name without at least 60 days prior written notice to its shareholders.

High Yield Bonds

The Income Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value.  High yield securities also present risks based on payment expectations.  For example, high yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If interest rates increase, a high yield security’s value will decrease, adversely affecting the value of the Fund’s net asset value and performance.  If interest rates decrease, the yield of high yield securities will decrease.  If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

To the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities.  Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Income Trusts

Each Fund may invest in income trusts, including real estate investment trusts, business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date, and typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

Real Estate Investment Trusts. A real estate investment trust (“REIT”) is an income trust that invests substantially all of its assets in interests in real estate. Equity REITs are those that purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate-related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Oil Royalty Trusts. Each Fund may invest in oil royalty trusts that are traded on the stock exchanges (including foreign stock exchanges). Oil royalty trusts pass on to unitholders the cash flow received from the sale of the oil and gas produced from the oil and gas reserves underlying the royalty trust, after certain deductions. As such, royalty trust distribution levels and unit prices are highly dependent on commodity prices, which can be highly volatile. Moreover, as the underlying oil and gas reserves are produced, the remaining reserves attributable to the trust are depleted. The ability of the trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

Because they distribute the bulk of their cash flow to unitholders, oil royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or debt securities. Consequently, the trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity and reserve risk as well as operating risk. Hedging strategies utilized by these trusts can provide partial mitigation against commodity risk, while reserve risk can only be addressed through appropriate due diligence prior to investment. As with REITs, management plays a very important role in mitigating these inherent risks while maximizing value through prudent corporate and asset acquisitions and exploitation of existing reserves of oil and gas. When a Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks, which are more fully described below.
Business Trusts. A business trust is an income trust that invests primarily in entities whose principal business is in the manufacturing, service or general industrial sectors. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as they cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Investments in business trusts are subject to risks related to the underlying operating companies controlled by such trusts. These risks will vary depending on the industries represented by the underlying investments.

 Other Investment Companies

Each Fund may invest in other investment companies, including open and closed-end funds, money market funds and ETFs. Subject to the restrictions and limitations of the Investment Company Act of 1940, each Fund may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more of these investment company vehicles that invest in similar securities as the Fund.

When a Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

To the extent a Fund invests in a sector ETF, the Fund will be subject to the risks associated with that sector.  Each Fund may invest in new exchange-traded shares as they become available. Closed-end funds in which the Funds invest may be subject to additional risk. There generally is less public information available about closed-end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value.

Foreign Securities

Each Fund may invest some of its assets in foreign equity or debt securities, including sovereign debt, foreign corporate debt and securities of issuers located in emerging markets. Foreign securities refer to securities of issuers, wherever organized, that, in the advisor’s judgment, have their principal business activities outside of the U.S. The Funds may invest in foreign securities directly or through American Depositary Receipts (“ADRs”).  Investments in foreign securities involve different risks than U.S. investments, including potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. In addition, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). These currency movements may negatively impact the value of a Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

When a Fund invests in sovereign debt, it may be subject to the risk that remedies for issuer defaults may only be pursued in the courts of the defaulting sovereign issuer’s country.  The Fund’s legal recourse will thereby be limited.  In addition, political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, may be of considerable significance.  Also, there may be a risk that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.  These risks are magnified to the extent that the sovereign debt issuer is located in an emerging market.

Investing in emerging markets imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; and unavailability of currency hedging techniques. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of each Fund  (and its Predecessor Fund). Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request without charge.

IMS Capital Value Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008		June 30, 2007

Selected Per Share Data
Net asset value, beginning of period	$12.69	$11.20	$18.26	$22.83		$19.73

Income from investment operations
Net investment income (loss)	(0.12)	(0.04)	0.04	(0.02)		(0.02)
Net realized and unrealized gain (loss)
on investments	4.54	1.58	(5.46)	(3.62)		3.79
Total from investment operations	4.42	1.54	(5.42)	(3.64)		3.77

Less Distributions to shareholders:
From net investment income	-	(0.05)	-	-		-
From net realized gain	-	-	(1.64)	(0.93)		(0.67)
Total distributions	-	(0.05)	(1.64)	(0.93)		(0.67)

Paid in capital from redemption fees (a)	-	-	-	-		-

Net asset value, end of period	$17.11	$12.69	$11.20	$18.26		$22.83

Total Return (b)	34.83%	13.72%	-29.20%	-16.18%		19.53%

Ratios and Supplemental Data
Net assets, end of period (000)	$59,509	$57,532	$74,076	$134,805		$193,243
Ratio of expenses to average net assets	1.85%	1.78%	1.67%	1.51%	(c)	1.48%
Ratio of expenses to average net assets
before waiver & reimbursement	1.85%	1.78%	1.67%	1.51%		1.52%
Ratio of net investment income (loss) to
average net assets	(0.71)%	(0.31)%	0.32%	(0.11)%	(c)	(0.07)%
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement	(0.71)%	(0.31)%	0.32%	(0.11)%		(0.11)%
Portfolio turnover rate	126.11%	14.75%	16.04%	45.94%		12.45%

(a) Redemption fees resulted in less than $0.005 per share.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) On August 31, 2007, the expense limitation agreement between the Fund and the Advisor expired.
Effective September 1, 2007 the Fund no longer had an expense limitation agreement.

IMS Strategic Income Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007

Selected Per Share Data
Net asset value, beginning of period	$6.50	$5.34	$8.88	$11.44	$10.63

Income from investment operations
Net investment income (loss)	0.62	0.56	0.67	0.88	0.80
Net realized and unrealized gain (loss)
on investments	0.38	1.17	(3.51)	(2.32)	0.83
Total from investment operations	1.00	1.73	(2.84)	(1.44)	1.63

Less Distributions to shareholders:
From net investment income	(0.58)	(0.56)	(0.69)	(0.89)	(0.77)
From net realized gain	-	-	-	(0.23)	(0.05)
Tax return of capital	(0.03)	(0.01)	(0.01)	-	-
Total distributions	(0.61)	(0.57)	(0.70)	(1.12)	(0.82)

Paid in capital from redemption fees (a)	-	-	-	-	-

Net asset value, end of period	$6.89	$6.50	$5.34	$8.88	$11.44

Total Return (b)	15.88%	32.97%	-32.44%	-13.33%	15.78%

Ratios and Supplemental Data
Net assets, end of period (000)	$42,924	$42,351	$33,877	$81,981	$106,151
Ratio of expenses to average net assets	1.97%	2.01%	1.77%	1.59%	1.59%
Ratio of expenses to average net assets
before waiver & reimbursement	1.97%	2.01%	1.83%	1.59%	1.59%
Ratio of net investment income to
average net assets	9.05%	8.98%	10.58%	8.76%	7.20%
Ratio of net investment income to
average net assets before waiver &
reimbursement	9.05%	8.98%	10.52%	8.76%	7.20%
Portfolio turnover rate	400.03%	467.90%	91.23%	53.00%	135.38%

(a) Redemption fees resulted in less than $0.005 per share in each period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

IMS Dividend Growth Fund

Financial Highlights
For a Fund share outstanding throughout each period

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2011	June 30, 2010	June 30, 2009		June 30, 2008	June 30, 2007

Selected Per Share Data
Net asset value, beginning of period	$7.93	$7.38	$11.29		$14.33	$12.67

Income from investment operations
Net investment income (loss)	0.15	0.10	0.08		0.25	0.24
Net realized and unrealized gain (loss)
on investments	1.90	0.55	(3.11)		(1.98)	1.76
Total from investment operations	2.05	0.65	(3.03)		(1.73)	2.00

Less Distributions to shareholders:
From net investment income	(0.13)	(0.10)	(0.20)		(0.23)	(0.14)
From net realized gain	-	-	(0.68)		(1.08)	(0.20)
Tax return of capital	-	-	-	(a)	-	-
Total distributions	(0.13)	(0.10)	(0.88)		(1.31)	(0.34)

Paid in capital from redemption fees (b)	-	-	-		-	-

Net asset value, end of period	$9.85	$7.93	$7.38		$11.29	$14.33

Total Return (c)	25.91%	8.71%	-26.27%		-12.84%	16.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$8,622	$10,223	$10,362		$18,123	$20,153
Ratio of expenses to average net assets	2.66%	2.59%	2.28%		1.89%	1.92%
Ratio of expenses to average net assets
before waiver & reimbursement	2.66%	2.59%	2.28%		1.89%	1.92%
Ratio of net investment income to
average net assets	1.48%	1.21%	0.65%		2.08%	1.75%
Ratio of net investment income to
average net assets before waiver &
reimbursement	1.48%	1.21%	0.65%		2.08%	1.75%
Portfolio turnover rate	161.85%	129.66%	45.66%		59.66%	54.62%

(a) Distributions amounted to less than $0.005 per share.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

FOR MORE INFORMATION

You can find additional information about the IMS Funds in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Funds’ potential investments, the Annual and Semi Annual Reports detail the Funds’ actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The Statement of Additional Information (“SAI”) supplements the Prospectus and contains detailed information about each Fund and its investment restrictions, risks and policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi Annual Reports, as well as the Prospectus and SAI, by contacting Shareholder Services at (800) 934-5550. You may also request other information about the Funds and make shareholder inquiries. Alternatively, the Funds’ SAI and Annual and Semi Annual reports are available, free of charge, at the Funds' Internet site at www.imsfunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.govpublicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237
IMS Family of  Funds
Prospectus

INVESTMENT ADVISOR
IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, Oregon 97086

DISTRIBUTOR
Foreside Distribution Services, LP
690 Taylor Road, Suite 150
Gahanna, Ohio 43230

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

CUSTODIAN
Huntington National Bank
41 S. High Street
Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208